Related Parties - Schedule of Loan Balance Outstanding (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Parties - Schedule of Loan Balance Outstanding (Details) [Line Items]
Total loans from related parties	R$ 9,867	R$ 4,078
Pierre Schurmann [Member]
Related Parties - Schedule of Loan Balance Outstanding (Details) [Line Items]
Total loans from related parties	8,890	3,232
Aury Ronan Francisco [Member]
Related Parties - Schedule of Loan Balance Outstanding (Details) [Line Items]
Total loans from related parties	R$ 977	R$ 846